Balances and Transactions with Related Parties (Details) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 EUR (€)	Oct. 31, 2024 EUR (€)	Feb. 01, 2021 EUR (€)	Dec. 28, 2018 EUR (€)	Dec. 28, 2018 USD ($)
Details of balances with related parties
Other financial assets	€ 58,897,000	€ 33,922,000		€ 58,897,000
Loans to related parties	214,119,000	216,426,000		214,119,000
Group transactions with related parties
Total income (expense)	(23,424,000)	(201,398,000)	€ 84,591,000
Contributions to non-profit organization	4,304,000	2,174,000	4,231,000
Haema Plasma Kft.
Group transactions with related parties
Consideration					€ 35,000,000	€ 35,000,000
Anhui Tonrol Pharmaceutical Co.
Details of balances with related parties
Receivables		205,537,000	153,120,000
Receivables due from related parties		205,537,000	153,120,000
Group transactions with related parties
Net revenues	230,812,000	450,389,000	319,669,000
Instituto Grifols, S.A.
Details of balances with related parties
Debts	(9,125,000)	€ (17,732,000)		(9,125,000)
Nominal amount per individual debt instrument	€ 3,000			€ 3,000
Borrowings, interest rate	5.00%	4.00%		5.00%
Associates & joint ventures
Details of balances with related parties
Receivables	€ 38,656,000	€ 227,550,000		€ 38,656,000
Current contractual assets	3,085,000			3,085,000
Other financial assets	418,000	418,000		418,000
Total debtors	42,159,000	227,968,000		42,159,000
Net receivable (payable)	42,159,000	227,968,000		42,159,000
Receivables due from related parties	38,656,000	227,550,000		38,656,000
Group transactions with related parties
Net revenues	269,733,000	471,829,000	339,170,000
Purchases	(2,000)	(23,000)	(9,000)
Rendering of services		(78,000)	(34,000)
Dividends received/(paid)	6,724,000	7,309,000	10,717,000
Total income (expense)	276,455,000	479,037,000	349,844,000
Joint ventures
Group transactions with related parties
Remuneration		(23,698,000)
Total income (expense)		(23,698,000)
Key management personnel
Details of balances with related parties
Debts	(279,000)	(3,611,000)		(279,000)
Total creditors	(279,000)	(3,611,000)		(279,000)
Net receivable (payable)	(279,000)	(3,611,000)		(279,000)
Group transactions with related parties
Net revenues		14,000
Purchases		(431,000)
Rendering of services		(2,482,000)
Remuneration	(13,676,000)		(13,891,000)
Payments for rights of use		(7,234,000)
Finance income		30,185,000
Dividends received/(paid)		(266,406,000)
Loans		44,956,000
Total income (expense)	(13,676,000)	(201,398,000)	(13,891,000)
Other related parties
Details of balances with related parties
Receivables		5,609,000
Loans	214,119,000	216,426,000		214,119,000
Guarantee deposits	943,000	934,000		943,000
Total debtors	215,062,000	222,969,000		215,062,000
Debts	(13,952,000)	(12,926,000)		(13,952,000)
Total creditors	(13,952,000)	(12,926,000)		(13,952,000)
Net receivable (payable)	201,110,000	210,043,000		201,110,000
Receivables due from related parties		5,609,000
Group transactions with related parties
Net revenues	117,000
Purchases	(235,000)
Rendering of services	(4,848,000)		(5,467,000)
Remuneration		(12,163,000)
Payments for rights of use	(7,202,000)		(6,382,000)
Purchase of property,plant and equipment	(35,000,000)		(3,464,000)
Finance income	18,317,000		12,878,000
Dividends received/(paid)	(39,510,000)
Loans	44,937,000		80,098,000
Total income (expense)	(23,424,000)	(12,163,000)	84,591,000
Board of directors of the Company
Details of balances with related parties
Debts		(3,924,000)
Total creditors		(3,924,000)
Net receivable (payable)		(3,924,000)
Group transactions with related parties
Remuneration	(15,120,000)		(5,316,000)
Total income (expense)	(15,120,000)		€ (5,316,000)
Victor Grifols Roura
Group transactions with related parties
Remuneration of directors representing shareholders interest		965,000
Scranton Enterprises BV
Details of balances with related parties
Loans	131,864,000	115,209,000		131,864,000			€ 86,969,000	$ 95,000
Increase (decrease) in loan amount				15,000,000
Scranton Plasma B V
Details of balances with related parties
Loans							€ 86,969,000	$ 95,000
Increase (decrease) in loan amount		15,000,000
Loans to related parties	€ 131,864,000	€ 115,209,000		€ 131,864,000